UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       MCM Capital Management, LLC

Address:    1370 Avenue of the Americas
            New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Alan Rivera, Esq.
Title:      Chief Financial Officer & General Counsel
Phone:      (212) 586-4333

Signature, Place and Date of Signing:


/s/ Alan Rivera              New York, New York              February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        6

Form 13F Information Table Value Total:       $27,887
                                         (thousands)

Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.   13F File Number:  Name:

1.    028-12272         MMI Investments, LP

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
ANAREN INC                    COM              032744104   8,189       492,700            SOLE        NONE       492,700
CHECKPOINT SYS INC            COM              162825103  13,256     1,211,700            SOLE        NONE     1,211,700
COMTECH TELECOMMUNICATIONS C  COM NEW          205826209     286        10,000            SOLE        NONE        10,000
DHT HOLDINGS INC              COM              Y2065G105   3,041     4,108,800            SOLE        NONE     4,108,800
KRATOS DEFENSE & SEC SOLUTIO  COM NEW          50077B207   2,384       399,400            SOLE        NONE       399,400
STANDEX INTL CORP             COM              854231107     731        21,400            SOLE        NONE        21,400

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